SIMPSON THACHER & BARTLETT LLP

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FACSIMILE (212) 455-2502

VIA EDGAR                                                                      June 30, 2006

Re:	SunGard Data Systems Inc.
and Subsidiary Guarantors
Registration Statement on Form S-1

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

On behalf of SunGard Data Systems Inc., a Delaware corporation (the “Company”) and the subsidiary guarantors (collectively with the Company, the “Registrants”), we hereby transmit for electronic filing, pursuant to Rule 101(a) of Regulation S-T of the Securities Act of 1933, as amended (the “Securities Act”), a Registration Statement on Form S-1 (the “S-1”), which contains a market-maker prospectus for use by Goldman, Sachs & Co., an affiliate of the Registrants, in connection with its market-making activities for the Company’s 9 1/8% Senior Notes due 2013, its Senior Floating Rate Notes due 2013, its 10 1/4% Senior Subordinated Notes due 2015 and related guarantees of each. Please note that these notes and guarantees were registered under the Securities Act pursuant to the Registrants’ Registration Statement on Form S-4 (File No. 333-133383), which was declared effective by the Securities and Exchange Commission (the “SEC”) on June 9, 2006. The disclosure contained in the S-1 is based on the disclosure contained in the Registration Statement on Form S-4 referred to above. Please note that our primary contact at the SEC with respect to the Form S-4 registration statement was Daniel Lee.

Pursuant to Rule 457(q) under the Securities Act, no filing fee is required.

Should you have any questions regarding this filing, please do not hesitate to contact Richard A. Fenyes at (212) 455-2812 or Eileen Jia Shin at (212) 455-3021.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP